Significant Risks - Schedule of Total Purchase from the Vendor Accounted (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Vendor E [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase			$ 1,942,365
Percentage of total purchase			29.00%
Vendor E [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Vendor H [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase			$ 884,630
Percentage of total purchase			13.00%
Vendor H [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable			$ 244,380
Supplier Concentration Risk [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 2,721,922	$ 2,991,376	$ 5,276,729
Percentage of total purchase	68.00%	56.00%	79.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable			$ 244,380
Supplier Concentration Risk [Member] | Vendor A [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 946,549
Percentage of total purchase	24.00%
Supplier Concentration Risk [Member] | Vendor A [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Vendor B [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 772,737	$ 984,940
Percentage of total purchase	19.00%	18.00%
Supplier Concentration Risk [Member] | Vendor B [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Vendor C [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 601,700
Percentage of total purchase	15.00%
Supplier Concentration Risk [Member] | Vendor C [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Vendor D [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase	$ 400,936
Percentage of total purchase	10.00%
Supplier Concentration Risk [Member] | Vendor D [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Vendor E [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 1,165,468
Percentage of total purchase		22.00%
Supplier Concentration Risk [Member] | Vendor E [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Vendor F [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase		$ 840,968	$ 1,240,184
Percentage of total purchase		16.00%	19.00%
Supplier Concentration Risk [Member] | Vendor F [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable
Supplier Concentration Risk [Member] | Vendor G [Member] | Total Purchases [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Purchase			$ 1,209,550
Percentage of total purchase			18.00%
Supplier Concentration Risk [Member] | Vendor G [Member] | Accounts Payable [Member]
Schedule of Total Purchase from the Vendor Accounted [Line Items]
Accounts payable